Shareholders' equity	3 Months Ended
Mar. 31, 2011
Shareholders' equity
Shareholders' equity
Note 12: Shareholders' equity

We have an outstanding authorization from our board of directors to purchase up to 10 million shares of our common stock. This authorization has no expiration date, and 6.0 million shares remain available for purchase under this authorization as of March 31, 2011. During the quarter ended March 31, 2011, we repurchased 0.2 million shares for $6.0 million.

Changes in shareholders' equity during the quarter ended March 31, 2011 were as follows:

	Common shares		Additional	Retained	Accumulated other	Total shareholders'
(in thousands)	Number of shares	Par value	paid-in capital	earnings	comprehensive loss	equity
Balance, December 31, 2010	51,338	$51,338	$62,915	$161,957	$(50,012)	$226,198
Net income	-	-	-	32,556	-	32,556
Cash dividends	-	-	-	(12,881)	-	(12,881)
Common shares issued	342	342	5,452	-	-	5,794
Tax impact of share-based awards	-	-	306	-	-	306
Common shares repurchased	(232)	(232)	(5,754)	-	-	(5,986)
Other common shares retired	(53)	(53)	(1,311)	-	-	(1,364)
Fair value of share-based compensation	-	-	1,423	-	-	1,423
Amortization of postretirement prior service credit, net of tax	-	-	-	-	(582)	(582)
Amortization of postretirement net actuarial losses, net of tax	-	-	-	-	841	841
Amortization of loss on derivatives, net of tax(1)	-	-	-	-	757	757
Net unrealized loss on marketable securities, net of tax	-	-	-	-	(51)	(51)
Currency translation adjustment	-	-	-	-	594	594
Balance, March 31, 2011	51,395	$51,395	$63,031	$181,632	$(48,453)	$247,605

(1) Relates to interest rate locks executed in 2004 and 2002. See the caption “Note 6: Derivative financial instruments” in the Notes to Consolidated Financial Statements appearing in the 2010 Form 10-K.

Accumulated other comprehensive loss was comprised of the following:

(in thousands)	March 31, 2011	December 31, 2010
Postretirement and defined benefit pension plans:
Unrealized prior service credit	$15,069	$15,651
Unrealized net actuarial losses	(67,502)	(68,343)
Postretirement and defined benefit pension plans, net of tax	(52,433)	(52,692)
Loss on derivatives, net of tax	(3,765)	(4,522)
Unrealized (loss) gain on marketable securities, net of tax	(38)	13
Currency translation adjustment	7,783	7,189
Accumulated other comprehensive loss	$(48,453)	$(50,012)